Geographical Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Geographical Information [Abstract]
Schedule of Geographical Information

The Company has one material operating segment, being the sale of electrical equipment. Revenues are attributable to countries based on the location of the Company’s customers (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Canada	$ 12,336	$ 14,065	$ 26,632	$ 26,211
United States	8,841	7,636	16,239	15,594
Others	818	119	1,675	332
Total	$ 21,995	$ 21,820	$ 44,546	$ 42,137

The Company has one material operating segment, being the sale of electrical equipment. Revenues are attributable to countries based on the location of the Company's customers (in thousands):

	Year Ended December 31,
	2012	2011
Canada	$53,238	$42,258
United States	30,296	25,390
Others	426	1,142
Total	$83,960	$68,790

The distribution of the Company’s property, plant and equipment by geographic location is approximately as follows (in thousands):

	December 31,
	2012	2011
Canada	$7,202	$5,902
United States	174	283
Mexico	3,561	3,798
Total	$10,937	$9,983